Segment reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenue	$ 612,006,836	$ 441,783,705
Total cost of revenue	(485,807,409)	(332,858,950)
Gross profit	126,199,427	108,924,755
Operating income (loss)	53,672,814	45,483,980
Total assets	3,764,356,360	3,528,221,832	$ 3,548,883,184
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	119,553,302	83,113,266
Total cost of revenue	(83,659,454)	(56,018,083)
Gross profit	35,893,848	27,095,183
Operating income (loss)	14,561,118	10,010,016
Total assets	1,280,769,729	1,018,085,122
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	70,374,878	78,101,128
Total cost of revenue	(58,616,170)	(64,723,711)
Gross profit	11,758,708	13,377,417
Operating income (loss)	8,752,351	8,595,252
Total assets	341,341,744	506,748,344
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	202,685,834	115,802,906
Total cost of revenue	(165,396,280)	(89,946,525)
Gross profit	37,289,554	25,856,381
Operating income (loss)	32,361,083	19,942,825
Total assets	579,948,282	653,384,890
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	29,813,930	15,535,284
Total cost of revenue	(18,113,763)	(13,983,733)
Gross profit	11,700,167	1,551,551
Operating income (loss)	10,147,129	(150,980)
Total assets	228,230,266	210,874,155
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	(1,386,005)	89,953,394
Total cost of revenue	(11,700,115)	(58,326,674)
Gross profit	(13,086,120)	31,626,720
Operating income (loss)	(26,215,331)	17,884,321
Total assets	363,653,591	435,069,337
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	3,226,183	5,671,045
Total cost of revenue	(2,124,254)	(3,506,459)
Gross profit	1,101,929	2,164,586
Operating income (loss)	(678,037)	(1,301,112)
Total assets	105,150,545	127,333,437
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	47,149,283	13,023,364
Total cost of revenue	(33,555,074)	(11,554,758)
Gross profit	13,594,209	1,468,606
Operating income (loss)	11,154,848	(83,874)
Total assets	157,933,901	87,647,900
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	52,878,300	27,724,031
Total cost of revenue	(46,647,351)	(24,720,534)
Gross profit	6,230,949	3,003,497
Operating income (loss)	5,052,355	1,483,101
Total assets	104,433,782	152,236,524
Tianjin [Member]
Segment Reporting Information [Line Items]
Total revenue	29,313,476	1,354
Total cost of revenue	(19,632,495)	0
Gross profit	9,680,981	1,354
Operating income (loss)	2,801,291	(3,979,779)
Total assets	27,670,527	15,665,061
Shaanxi [Member]
Segment Reporting Information [Line Items]
Total revenue	34,631,218
Total cost of revenue	(27,805,359)
Gross profit	6,825,859
Operating income (loss)	5,164,716
Total assets	157,696,610
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	10,637,670	1,530,000
Total cost of revenue	(8,478,447)	(1,243,112)
Gross profit	2,159,223	286,888
Operating income (loss)	515,640	(2,268,540)
Total assets	214,905,849	90,468,027
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	13,128,767	11,327,933
Total cost of revenue	(10,078,647)	(8,835,361)
Gross profit	3,050,120	2,492,572
Operating income (loss)	(9,224,349)	(4,647,250)
Total assets	$ 202,621,534	$ 230,709,035